Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net income (loss) for the year	$ 1,972,112	$ 1,030,530	$ (364,634)
Other comprehensive income (loss):
Effective portion of changes in fair value	56,141	29,305	(29,795)
Changes in fair value reclassified to profit or loss	(32,403)	(13,018)	18,007
Deferred income taxes	(13,405)	3,616	2,815
Cash flow hedge	10,333	19,903	(8,973)
Changes in fair value	2,078	32,246	(22,053)
Deferred income taxes	1,506	(1,950)	(1,986)
Financial assets at fair value through other comprehensive income (loss)	3,584	30,296	(24,039)
Currency translation on foreign entities	(998,474)	243,853	2,580
Total other comprehensive income (loss) that are or may be reclassified subsequently to profit or loss	(984,557)	294,052	(30,432)
Changes in fair value - own credit adjustment	(40)	29	2,008
Total other comprehensive income (loss) that will not be reclassified to profit or loss subsequently	(40)	29	2,008
Total other comprehensive income (loss), net of tax	(984,597)	294,081	(28,424)
Total comprehensive income (loss) for the year, net of tax	987,515	1,324,611	(393,058)
Total comprehensive income (loss) attributable to shareholders of the parent company	987,515	1,324,611	(393,002)
Total comprehensive income (loss) attributable to non-controlling interests			$ (56)